FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
             REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01608
                                   ---------

                    FRANKLIN HIGH INCOME TRUST
                    --------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -----------------------------------------------
      (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  5/31
                          ----

Date of reporting period: 2/28/07
                          -------



Item 1. Schedule of Investments.

Franklin High Income Trust

QUARTERLY STATEMENT OF INVESTMENTS
FEBRUARY 28, 2007

--------------------------------------------------------------------------------

CONTENTS

Franklin High Income Fund .................................................    3

Notes to Statement of Investments .........................................   10

                                   [LOGO](R)
                               FRANKLIN TEMPLETON
                                  INVESTMENTS

                    FRANKLIN  o  Templeton  o  Mutual Series

                                          Quarterly Statement of Investments | 1

                      This page intentionally left blank.

Franklin High Income Trust

STATEMENT OF INVESTMENTS, FEBRUARY 28, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL
  FRANKLIN HIGH INCOME FUND                                                   COUNTRY          AMOUNT a        VALUE
-----------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 97.4%
  CORPORATE BONDS 96.4%
  COMMERCIAL SERVICES 7.5%
b ARAMARK Corp., senior note, 144A,
      B, 8.50%, 2/01/15 .................................................   United States    $12,300,000   $ 12,838,125
    c FRN, 8.86%, 2/01/15 ...............................................   United States      4,050,000      4,201,875
  Dex Media East LLC, senior sub. note, B, 12.125%, 11/15/12 ............   United States     12,865,000     14,135,419
  Dex Media Inc.,
      B, 8.00%, 11/15/13 ................................................   United States      7,500,000      7,875,000
      senior disc. note, zero cpn. to 11/15/08, 9.00% thereafter,
       11/15/13 .........................................................   United States     12,600,000     11,718,000
  Iron Mountain Inc., senior sub. note, 8.75%, 7/15/18 ..................   United States     26,100,000     27,992,250
  JohnsonDiversey Holdings Inc., senior disc. note, zero cpn. to 5/17/07,
    10.67% thereafter, 5/15/13 ..........................................   United States     30,000,000     30,750,000
  Lamar Media Corp., senior sub. note, 6.625%, 8/15/15 ..................   United States     27,800,000     27,522,000
b Rental Service Corp., senior note, 144A, 9.50%, 12/01/14 ..............   United States     28,000,000     29,960,000
  R.H. Donnelley Corp., senior note, 8.875%, 1/15/16 ....................   United States     20,000,000     21,450,000
  United Rentals North America Inc., senior sub. note, 7.75%,
    11/15/13 ............................................................   United States     25,000,000     25,687,500
                                                                                                           ------------
                                                                                                            214,130,169
                                                                                                           ------------
  COMMUNICATIONS 11.0%
d Asia Global Crossing Ltd., senior note, 13.375%, 10/15/10 .............      Bermuda        11,000,000        825,000
b Digicel Group Ltd., senior note, 144A, 8.875%, 1/15/15 ................      Jamaica        21,600,000     21,141,000
  Dobson Cellular Systems Inc., senior secured note, 9.875%,
    11/01/12 ............................................................   United States     20,000,000     21,850,000
  Inmarsat Finance II PLC, senior note, zero cpn. to 11/15/08,
    10.375% thereafter, 11/15/12 ........................................   United Kingdom    37,200,000     35,061,000
  Intelsat Intermediate, senior note, zero cpn. to 2/01/10,
    9.25% thereafter, 2/01/15 ...........................................      Bermuda         5,000,000      4,162,500
  Intelsat Subsidiary Holding Co. Ltd., senior note,
      8.25%, 1/15/13 ....................................................      Bermuda        12,200,000     12,779,500
      8.625%, 1/15/15 ...................................................      Bermuda        17,500,000     18,900,000
d Iridium LLC, senior note, D, 10.875%, 7/15/05 .........................      Bermuda        17,000,000      4,080,000
  Millicom International Cellular SA, senior note, 10.00%, 12/01/13 .....     Luxembourg      11,700,000     12,899,250
  Nextel Communications Inc., senior note, D, 7.375%, 8/01/15 ...........   United States     10,000,000     10,357,870
  Nextel Partners Inc., senior note, 8.125%, 7/01/11 ....................   United States      5,000,000      5,216,585
  NTL Cable PLC, senior note, 8.75%, 4/15/14 ............................   United Kingdom     8,900,000      9,322,750
  Panamsat Corp., senior note, 9.00%, 8/15/14 ...........................   United States     13,177,000     14,297,045
  Qwest Communications International Inc., senior note,
      7.50%, 2/15/14 ....................................................   United States     20,000,000     20,825,000
      B, 7.50%, 2/15/14 .................................................   United States     20,000,000     20,825,000
  Rogers Wireless Inc., senior secured note,
      7.25%, 12/15/12 ...................................................       Canada        10,000,000     10,787,500
      7.50%, 3/15/15 ....................................................       Canada        10,000,000     11,025,000
d RSL Communications PLC,
      senior disc. note, 10.125%, 3/01/08 ...............................   United Kingdom    44,500,000      3,671,250
      senior note, 12.00%, 11/01/08 .....................................   United Kingdom     6,250,000        515,625


                                          Quarterly Statement of Investments | 3

Franklin High Income Trust

---------------------------------------------------------------------------------------------------------------------
                                                                                           PRINCIPAL
    FRANKLIN HIGH INCOME FUND                                                COUNTRY        AMOUNT a        VALUE
---------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS (CONTINUED)
    COMMUNICATIONS (CONTINUED)
    Verizon New York Inc., senior deb., B, 7.375%, 4/01/32 .............   United States   $15,000,000   $ 16,151,535
  b Wind Acquisition Finance SA, senior note, 144A, 10.75%,
      12/01/15 .........................................................       Italy        28,000,000     32,410,000
    Windstream Corp., senior note, 8.625%, 8/01/16 .....................   United States    25,400,000     27,940,000
                                                                                                         ------------
                                                                                                          315,043,410
                                                                                                         ------------
    CONSUMER DURABLES 5.8%
    Beazer Homes USA Inc., senior note, 8.125%, 6/15/16 ................   United States    22,775,000     23,629,062
    Ford Motor Credit Co.,
        5.625%, 10/01/08 ...............................................   United States    40,000,000     39,455,760
        senior note, 9.875%, 8/10/11 ...................................   United States    20,000,000     21,598,540
    Jarden Corp., senior sub. note, 7.50%, 5/01/17 .....................   United States    18,900,000     19,254,375
    Jostens IH Corp., senior sub. note, 7.625%, 10/01/12 ...............   United States    14,625,000     15,063,750
    KB Home, senior note,
        6.25%, 6/15/15 .................................................   United States    20,000,000     19,285,440
        7.25%, 6/15/18 .................................................   United States    14,800,000     14,903,260
    William Lyon Homes Inc., senior note,
        7.625%, 12/15/12 ...............................................   United States     4,300,000      3,902,250
        7.50%, 2/15/14 .................................................   United States     9,500,000      8,597,500
                                                                                                         ------------
                                                                                                          165,689,937
                                                                                                         ------------
    CONSUMER NON-DURABLES 3.1%
    Dole Foods Co., senior note, 7.25%, 6/15/10 ........................   United States     3,325,000      3,241,875
    Reynolds American Inc., senior secured note, 7.625%, 6/01/16 .......   United States    35,000,000     38,189,270
    Smithfield Foods Inc., senior note,
        7.00%, 8/01/11 .................................................   United States    18,900,000     19,325,250
        7.75%, 5/15/13 .................................................   United States     9,600,000      9,996,000
    Spectrum Brands Inc., senior sub. note, 7.375%, 2/01/15 ............   United States    19,500,000     16,696,875
                                                                                                         ------------
                                                                                                           87,449,270
                                                                                                         ------------
    CONSUMER SERVICES 16.7%
    AMC Entertainment Inc., senior sub. note,
        9.50%, 2/01/11 .................................................   United States     5,000,000      5,012,500
        9.875%, 2/01/12 ................................................   United States    12,500,000     13,203,125
    Boyd Gaming Corp., senior sub. note, 6.75%, 4/15/14 ................   United States    15,000,000     15,000,000
    Cablevision Systems Corp., senior note, B, 8.00%, 4/15/12 ..........   United States    19,200,000     19,584,000
d,e Callahan Nordrhein-Westfallen, senior disc. note, 16.00%, 7/15/10 ..      Germany       38,000,000          3,800
    CanWest Media Inc., senior sub. note, 8.00%, 9/15/12 ...............      Canada        28,000,000     28,980,000
    CCH I Holdings LLC, senior note, 13.50%, 1/15/14 ...................   United States    15,500,000     15,829,375
    CCH II LLC, senior note, 10.25%, 9/15/10 ...........................   United States    33,800,000     35,743,500
    CSC Holdings Inc., senior deb., 7.625%, 7/15/18 ....................   United States     8,000,000      8,140,000
    DIRECTV Holdings LLC, senior note, 8.375%, 3/15/13 .................   United States    18,901,000     20,058,686
    EchoStar DBS Corp., senior note,
        6.375%, 10/01/11 ...............................................   United States    15,000,000     15,112,500
        7.125%, 2/01/16 ................................................   United States     7,300,000      7,582,875
  b IDEARC Inc., senior note, 144A, 8.00%, 11/15/16 ....................   United States    14,000,000     14,455,000


 4 | Quarterly Statement of Investments

Franklin High Income Trust

----------------------------------------------------------------------------------------------------------------
                                                                                      PRINCIPAL
  FRANKLIN HIGH INCOME FUND                                             COUNTRY        AMOUNT a        VALUE
----------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  CORPORATE BONDS (CONTINUED)
  CONSUMER SERVICES (CONTINUED)
  Liberty Media Corp., senior note, 5.70%, 5/15/13 ................   United States   $20,000,000   $ 19,259,160
  LIN Television Corp., senior sub. note, 6.50%, 5/15/13 ..........   United States    28,000,000     27,440,000
  Mandalay Resort Group, senior sub. note, 10.25%, 8/01/07 ........   United States    14,600,000     14,928,500
  MGM MIRAGE Inc., senior note,
      6.625%, 7/15/15 .............................................   United States    30,000,000     28,987,500
      6.875%, 4/01/16 .............................................   United States    10,000,000      9,750,000
  Pinnacle Entertainment Inc., senior sub. note,
      8.25%, 3/15/12 ..............................................   United States     9,400,000      9,729,000
      8.75%, 10/01/13 .............................................   United States    14,100,000     15,051,750
  Quebecor Media Inc., senior note, 7.75%, 3/15/16 ................      Canada        21,000,000     21,630,000
  Radio One Inc., senior sub. note, B, 8.875%, 7/01/11 ............   United States    20,200,000     20,957,500
b Rainbow National Services LLC, senior sub. deb., 144A, 10.375%,
    9/01/14 .......................................................   United States    25,000,000     28,125,000
  Royal Caribbean Cruises Ltd.,
      senior deb., 7.25%, 3/15/18 .................................   United States    17,000,000     17,829,532
      senior note, 8.00%, 5/15/10 .................................   United States     4,200,000      4,495,932
      senior note, 6.875%, 12/01/13 ...............................   United States    13,800,000     14,294,413
  Station Casinos Inc.,
      senior note, 6.00%, 4/01/12 .................................   United States     9,300,000      9,067,500
      senior sub. note, 6.50%, 2/01/14 ............................   United States     7,000,000      6,527,500
      senior sub. note, 6.875%, 3/01/16 ...........................   United States    15,000,000     14,006,250
  Universal City Development, senior note, 11.75%, 4/01/10 ........   United States    15,000,000     16,012,500
                                                                                                    ------------
                                                                                                     476,797,398
                                                                                                    ------------
  ELECTRONIC TECHNOLOGY 5.3%
b Bombardier Inc., senior note, 144A, 8.00%, 11/15/14 .............      Canada        12,200,000     12,810,000
  Flextronics International Ltd., senior sub. note, 6.50%, 5/15/13      Singapore      15,600,000     15,522,000
b Freescale Semiconductor Inc., senior note, 144A, 8.875%,
    12/15/14 ......................................................   United States    28,000,000     28,525,000
  L-3 Communications Corp., senior sub. note,
      6.125%, 1/15/14 .............................................   United States    26,500,000     26,301,250
      5.875%, 1/15/15 .............................................   United States     3,700,000      3,626,000
      6.375%, 10/15/15 ............................................   United States     9,300,000      9,300,000
b NXP BV/NXP Funding LLC, 144A, 7.875%, 10/15/14 ..................    Netherlands     28,000,000     29,050,000
  Sanmina-SCI Corp., senior sub. note,
      6.75%, 3/01/13 ..............................................   United States    14,600,000     13,505,000
      8.125%, 3/01/16 .............................................   United States    13,700,000     13,152,000
                                                                                                    ------------
                                                                                                     151,791,250
                                                                                                    ------------
  ENERGY MINERALS 4.8%
  Chesapeake Energy Corp., senior note,
      7.625%, 7/15/13 .............................................   United States     5,000,000      5,325,000
      6.625%, 1/15/16 .............................................   United States    10,000,000     10,100,000
      6.25%, 1/15/18 ..............................................   United States    27,600,000     27,324,000
      6.875%, 11/15/20 ............................................   United States     5,000,000      5,037,500
  Mariner Energy Inc., senior note, 7.50%, 4/15/13 ................   United States    27,000,000     26,527,500


                                          Quarterly Statement of Investments | 5

Franklin High Income Trust

-----------------------------------------------------------------------------------------------------------
                                                                                  PRINCIPAL
  FRANKLIN HIGH INCOME FUND                                         COUNTRY        AMOUNT a       VALUE
-----------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  CORPORATE BONDS (CONTINUED)
  ENERGY MINERALS (CONTINUED)
  Massey Energy Co., senior note, 6.875%, 12/15/13 ...........   United States   $15,000,000   $ 14,475,000
  Peabody Energy Corp., senior note,
     7.375%, 11/01/16 ........................................   United States     6,900,000      7,245,000
     B, 6.875%, 3/15/13 ......................................   United States    15,900,000     16,178,250
  Pogo Producing Co., senior sub. note,
     7.875%, 5/01/13 .........................................   United States     3,100,000      3,154,250
     6.875%, 10/01/17 ........................................   United States    23,700,000     23,226,000
                                                                                               ------------
                                                                                                138,592,500
                                                                                               ------------
  FINANCE 1.8%
  GMAC LLC, 6.875%, 9/15/11 ..................................   United States    50,000,000     50,648,800
                                                                                               ------------
  HEALTH SERVICES 5.7%
  DaVita Inc., senior sub. note, 7.25%, 3/15/15 ..............   United States    30,000,000     30,450,000
  Fresenius Medical Care Capital Trust II, 7.875%, 2/01/08 ...      Germany       28,000,000     28,490,000
  HCA Inc.,
     senior note, 6.50%, 2/15/16 .............................   United States     6,300,000      5,433,750
   b senior secured note, 144A, 9.125%, 11/15/14 .............   United States    32,000,000     34,160,000
  Tenet Healthcare Corp., senior note,
     7.375%, 2/01/13 .........................................   United States    18,000,000     16,920,000
     9.875%, 7/01/14 .........................................   United States    20,000,000     20,450,000
  Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%,
   10/01/14 ..................................................   United States    25,000,000     25,812,500
                                                                                               ------------
                                                                                                161,716,250
                                                                                               ------------
  HEALTH TECHNOLOGY 0.6%
b The Cooper Cos. Inc., senior note, 144A, 7.125%, 2/15/15 ...   United States    18,100,000     18,371,500
                                                                                               ------------
  INDUSTRIAL SERVICES 5.3%
  Allied Waste North America Inc., senior note,
     7.875%, 4/15/13 .........................................   United States    21,600,000     22,626,000
   f 6.875%, 6/01/17 .........................................   United States     4,000,000      3,990,000
     B, 7.125%, 5/15/16 ......................................   United States     4,000,000      4,085,000
  Atlas Pipeline Partners LP, senior note, 8.125%, 12/15/15 ..   United States    14,600,000     15,147,500
  El Paso Corp., senior note, MTN, 7.75%, 1/15/32 ............   United States    35,000,000     38,325,000
  Pride International Inc., senior note, 7.35%, 7/15/14 ......   United States    20,700,000     21,321,000
  d Safety Kleen Services, senior sub. note, 9.25%, 6/01/08 ..   United States    10,000,000         10,000
  Tennessee Gas Pipeline Co., senior deb., 7.00%, 10/15/28 ...   United States    10,000,000     10,993,290
  Universal Compression Inc., senior note, 7.25%, 5/15/10 ....   United States     7,100,000      7,259,750
  The Williams Cos. Inc., senior note,
     7.625%, 7/15/19 .........................................   United States     3,300,000      3,597,000
     7.875%, 9/01/21 .........................................   United States     7,400,000      8,140,000
b Williams Partners LP, 144A, 7.25%, 2/01/17 .................   United States    14,100,000     14,875,500
                                                                                               ------------
                                                                                                150,370,040
                                                                                               ------------
  NON-ENERGY MINERALS 1.7%
  Ispat Inland ULC, senior secured note, 9.75%, 4/01/14 ......   United States    15,000,000     16,902,855
  Novelis Inc., senior note, 7.25%, 2/15/15 ..................      Canada        30,000,000     31,350,000
                                                                                               ------------
                                                                                                 48,252,855
                                                                                               ------------


6| Quarterly Statement of Investments

Franklin High Income Trust

------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL
     FRANKLIN HIGH INCOME FUND                                             COUNTRY        AMOUNT a       VALUE
------------------------------------------------------------------------------------------------------------------
     LONG TERM INVESTMENTS (CONTINUED)
     CORPORATE BONDS (CONTINUED)
     PROCESS INDUSTRIES 10.0%
   b Basell AF SCA, senior note, 144A, 8.375%, 8/15/15 ..............      Germany      $11,400,000   $ 12,084,000
     BCP Crystal Holdings Corp., senior sub. note, 9.625%, 6/15/14 ..   United States    22,455,000     25,065,394
     Buckeye Technologies Inc.,
         senior note, 8.50%, 10/01/13 ...............................   United States    11,700,000     12,460,500
         senior sub. note, 8.00%, 10/15/10 ..........................   United States    16,000,000     16,080,000
     Crown Americas Inc., senior note, 7.75%, 11/15/15 ..............   United States    28,000,000     29,400,000
     Equistar Chemicals LP, senior note,
         8.75%, 2/15/09 .............................................   United States    10,000,000     10,500,000
         10.625%, 5/01/11 ...........................................   United States     4,400,000      4,675,000
   b Huntsman International LLC, senior note, 144A, 7.875%,
       11/15/14 .....................................................   United States    24,250,000     25,220,000
     JSG Funding PLC, senior sub. note, 7.75%, 4/01/15 ..............      Ireland       11,000,000     11,165,000
     Lyondell Chemical Co.,
         senior note, 8.00%, 9/15/14 ................................   United States    10,000,000     10,575,000
         senior note, 8.25%, 9/15/16 ................................   United States     3,300,000      3,564,000
         senior secured note, 10.50%, 6/01/13 .......................   United States    17,400,000     19,140,000
     MDP Acquisitions PLC, senior note, 9.625%, 10/01/12 ............      Ireland       18,600,000     19,832,250
     Nalco Co.,
         senior note, 7.75%, 11/15/11 ...............................   United States     2,700,000      2,801,250
         senior sub. note, 8.875%, 11/15/13 .........................   United States    30,000,000     32,100,000
     NewPage Corp., senior secured note, 10.00%, 5/01/12 ............   United States    20,000,000     21,900,000
     Owens-Brockway Glass Container Inc., senior note, 6.75%,
       12/01/14 .....................................................   United States     6,700,000      6,666,500
     Owens-Illinois Inc., senior note, 7.80%, 5/15/18 ...............   United States    22,000,000     22,770,000
                                                                                                      ------------
                                                                                                       285,998,894
                                                                                                      ------------
     PRODUCER MANUFACTURING 4.9%
     Case New Holland Inc., senior note, 9.25%, 8/01/11 .............   United States    28,000,000     29,680,000
     Commercial Vehicle Group Inc., senior note, 8.00%, 7/01/13 .....   United States    15,800,000     15,997,500
     Cooper-Standard Automotive Inc.,
         senior note, 7.00%, 12/15/12 ...............................   United States     7,500,000      7,012,500
         senior sub. note, 8.375%, 12/15/14 .........................   United States    17,500,000     14,787,500
 d,e Goss Graphic Systems Inc., senior sub. note, 12.25%, 11/19/05 ..   United States     9,053,899             --
     Nortek Inc., senior sub. note, 8.50%, 9/01/14 ..................   United States    27,000,000     27,607,500
   b RBS Global & Rexnord Corp.,
         senior note, 144A, 9.50%, 8/01/14 ..........................   United States    18,000,000     19,080,000
         senior sub. note, 144A, 11.75%, 8/01/16 ....................   United States     9,100,000     10,010,000
     TRW Automotive Inc., senior note, 9.375%, 2/15/13 ..............   United States    15,203,000     16,400,236
                                                                                                      ------------
                                                                                                       140,575,236
                                                                                                      ------------
     REAL ESTATE INVESTMENT TRUSTS 1.4%
     Host Marriott LP, senior note,
         K, 7.125%, 11/01/13 ........................................   United States    20,000,000     20,500,000
         M, 7.00%, 8/15/12 ..........................................   United States     7,100,000      7,242,000
         O, 6.375%, 3/15/15 .........................................   United States     4,100,000      4,069,250
         Q, 6.75%, 6/01/16 ..........................................   United States     9,500,000      9,595,000
                                                                                                      ------------
                                                                                                        41,406,250
                                                                                                      ------------


                                          Quarterly Statement of Investments | 7

Franklin High Income Trust

-----------------------------------------------------------------------------------------------------------------------
                                                                                           PRINCIPAL
        FRANKLIN HIGH INCOME FUND                                            COUNTRY        AMOUNT a         VALUE
-----------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        CORPORATE BONDS (CONTINUED)
        RETAIL TRADE 1.7%
      b Michaels Stores Inc., senior note, 144A, 10.00%, 11/01/14 ......   United States   $28,000,000   $   30,100,000
        Stater Brothers Holdings Inc., senior note, 8.125%, 6/15/12 ....   United States    18,800,000       19,293,500
                                                                                                         --------------
                                                                                                             49,393,500
                                                                                                         --------------
        TECHNOLOGY SERVICES 1.3%
    d,e PSINet Inc., senior note, 11.00%, 8/01/09 ......................   United States    18,750,000            1,875
        SunGard Data Systems Inc.,
           senior note, 9.125%, 8/15/13 ................................   United States    11,100,000       11,904,750
           senior sub. note, 10.25%, 8/15/15 ...........................   United States    24,175,000       26,411,188
                                                                                                         --------------
                                                                                                             38,317,813
                                                                                                         --------------
        TRANSPORTATION 0.9%
        Great Lakes Dredge & Dock Co., senior sub. note, 7.75%, 12/15/13   United States    26,600,000       26,467,000
                                                                                                         --------------
        UTILITIES 6.9%
      b AES Corp., senior secured note, 144A, 9.00%, 5/15/15 ...........   United States    15,000,000       16,143,750
      b Allegheny Energy Supply, 144A, 8.25%, 4/15/12 ..................   United States    15,000,000       16,500,000
        Aquila Inc., senior note, 14.875%, 7/01/12 .....................   United States    28,000,000       36,680,000
        Dynegy Holdings Inc., senior note, 8.375%, 5/01/16 .............   United States    28,000,000       30,100,000
        ESI Tractebel Acquisition Corp., secured note, 7.99%, 12/30/11 .   United States     6,178,000        6,419,096
        Midwest Generation LLC, senior secured note, 8.75%, 5/01/34 ....   United States    28,300,000       30,634,750
        Mirant North America LLC, senior note, 7.375%, 12/31/13 ........   United States    21,700,000       22,405,250
        NRG Energy Inc., senior note,
           7.25%, 2/01/14 ..............................................   United States     8,500,000        8,691,250
           7.375%, 2/01/16 .............................................   United States    20,000,000       20,450,000
           7.375%, 1/15/17 .............................................   United States    10,000,000       10,200,000
                                                                                                         --------------
                                                                                                            198,224,096
                                                                                                         --------------
        TOTAL CORPORATE BONDS (COST $2,744,051,386) ....................                                  2,759,236,168
                                                                                                         --------------


                                                                                           ----------
                                                                                             SHARES
                                                                                           ----------
        COMMON STOCKS 0.1%
        COMMUNICATIONS 0.1%
        Sprint Nextel Corp. ............................................   United States       163,094        3,144,452
                                                                                                         --------------
        PRODUCER MANUFACTURING 0.0%g
  e,h,i Cambridge Industries Liquidating Trust Interest ................   United States     4,853,892            5,339
  e,h,i Goss Holdings Inc., B ..........................................   United States       211,174               --
    h,j Harvard Industries Inc. ........................................   United States       793,966            3,176
e,h,i,j VS Holdings Inc. ...............................................   United States     1,685,375               --
                                                                                                         --------------
                                                                                                                  8,515
                                                                                                         --------------
        TOTAL COMMON STOCKS (COST $29,553,602) .........................                                      3,152,967
                                                                                                         --------------
        CONVERTIBLE PREFERRED STOCK (COST $26,500,000) 0.9%
        UTILITIES 0.9%
        CMS Energy Trust I, 7.75%, cvt. pfd. ...........................   United States       530,000       26,408,416
                                                                                                         --------------
        TOTAL LONG TERM INVESTMENTS (COST $2,800,104,988) ..............                                  2,788,797,551
                                                                                                         --------------


8 | Quarterly Statement of Investments

Franklin High Income Trust

----------------------------------------------------------------------------------------------------------------------
  FRANKLIN HIGH INCOME FUND                                                   COUNTRY       SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENT (COST $22,513,375) 0.8%
  MONEY MARKET FUND 0.8%
k Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.98% .   United States   22,513,375   $   22,513,375
                                                                                                        --------------
  TOTAL INVESTMENTS (COST $2,822,618,363) 98.2% ........................                                 2,811,310,926
  OTHER ASSETS, LESS LIABILITIES 1.8% ..................................                                    50,799,519
                                                                                                        --------------
  NET ASSETS 100.0% ....................................................                                $2,862,110,445
                                                                                                        ==============

SELECTED PORTFOLIO ABBREVIATIONS

FRN - Floating Rate Note
MTN - Medium Term Note

a     The principal amount is stated in U.S. dollars unless otherwise indicated.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At February 28, 2007, the aggregate value of these securities was $410,060,750, representing 14.33% of net assets.

c     The coupon rate shown represents the rate at period end.

d     Defaulted security.

e Security has been deemed illiquid because it may not be able to be sold within seven days. At February 28, 2007, the aggregate value of these securities was $11,014, representing less than 0.01% of net assets.

f     Security purchased on a when-issued or delayed delivery basis.

g     Rounds to less than 0.1% of net assets.

h     Non-income producing for the twelve months ended February 28, 2007.

i     See Note 3 regarding restricted securities.

j     See Note 4 regarding holdings of 5% voting securities.

k The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

 Quarterly Statement of Investments | See Notes to Statement of Investments. | 9

Franklin High Income Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

FRANKLIN HIGH INCOME FUND

1. ORGANIZATION

Franklin High Income Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company, consisting of one fund, the Franklin High Income Fund (the Fund).

Effective October 1, 2006, the AGE High Income Fund was renamed the Franklin High Income Fund.

2. INCOME TAXES

At February 28, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Costs of investments .....................   $ 2,824,849,761
                                             ===============

Unrealized appreciation ..................   $   137,909,316
Unrealized depreciation ..................      (151,448,151)
                                             ---------------
Net unrealized appreciation (depreciation)   $   (13,538,835)
                                             ===============

3. RESTRICTED SECURITIES

At February 28, 2007, the Fund held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Trust's Board of Trustees as reflecting fair value, as follows:

----------------------------------------------------------------------------------------------------------------------
                                                                                  ACQUISITION
 SHARES         ISSUER                                                               DATES           COST        VALUE
----------------------------------------------------------------------------------------------------------------------
   4,853,892    Cambridge Industries Liquidating Trust Interest ............         1/09/02      $       --    $5,339
     211,174  a Goss Holdings Inc., B ......................................        11/17/99         422,348        --
   1,685,375    VS Holdings Inc. ...........................................        12/06/01       1,685,375        --
                                                                                                                ------
                TOTAL RESTRICTED SECURITIES (0.00%b of Net Assets) .........................................    $5,339
                                                                                                                ======

a The Fund also invests in unrestricted securities of this issuer, valued at $0 as of February 28, 2007.

b     Rounds to less than 0.01% of net assets.


10 | Quarterly Statement of Investments

Franklin High Income Trust

FRANKLIN HIGH INCOME FUND

4. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Fund for the nine months ended February 28, 2007 were as shown below.

----------------------------------------------------------------------------------------------------------------------------------
                             NUMBER OF                                    NUMBER OF
                            SHARES HELD                                  SHARES HELD       VALUE                        REALIZED
                            AT BEGINNING      GROSS          GROSS          AT END         AT END       INVESTMENT      CAPITAL
NAME OF ISSUER                OF YEAR       ADDITIONS      REDUCTIONS     OF PERIOD      OF PERIOD        INCOME       GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
NON-CONTROLLED AFFILIATES
Harvard Industries Inc. .        793,966             --             --        793,966   $      3,176   $         --   $         --
VS Holdings Inc. ........      1,685,375             --             --      1,685,375             --             --             --
                                                                                        ------------------------------------------
TOTAL AFFILIATED SECURITIES (0.00% a of Net Assets)                                     $      3,176             --             --
                                                                                        ==========================================

a     Rounds to less than 0.01% of net assets.

For information regarding the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                                         Quarterly Statement of Investments | 11

Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN HIGH INCOME TRUST

By /S/JIMMY D GAMBILL
   ------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    April 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    April 26, 2007


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    April 26, 2007













                                Exhibit A


I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN HIGH INCOME TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

April 26, 2007


/S/JIMMY D. GAMBILL
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration













I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN HIGH INCOME TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

April 26, 2007


/S/GALEN G. VETTER
Galen G. Vetter
Chief Financial Officer